Share-based payments (Details Narrative)			1 Months Ended			12 Months Ended
	Nov. 11, 2014 USD ($)	Nov. 11, 2014 MXN ($) USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares	Dec. 31, 2023 USD ($) Integer $ / shares	Dec. 31, 2022 USD ($) MXN ($) $ / shares	Apr. 10, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Integer	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Integer	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 Integer	Dec. 31, 2022 Colon	Dec. 31, 2022 GTQ (Q)	Dec. 31, 2022 COP ($)	Nov. 11, 2014 MXN ($)
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate								19.3615	19.5478	20.2683		512.2300	7.71833	4,409.15	16.8935		524.7900	7.8301	3,822.05		594.9700	7.8515	4,810.20
Expense arising from equity-settled share-based payments transactions						$ 6,309,000	$ 6,048,000	$ 5,074,000
Shares available to be forfeited | Integer						1,393,518	330,453
Treasury shares | Integer											(16,295,299)					(14,525,694)
Long Term Incentive Plan Share Purchase Plan [Member]
IfrsStatementLineItems [Line Items]
Special bonus granted in share based payment arrangement	$ 797,000	$ 10,831,000
Closing foreign exchange rate	1	1																						13.58
Special bonus net of withheld taxes in share based payment arrangement	$ 520,000	$ 7,059,000
Closing foreign exchange rate	1	1																						13.58
Additional cost incurred in share based payment arrangement			$ 5,821,000	$ 5,708,000	$ 5,703,000
Additional cost incurred net of withheld taxes in share based payment arrangement			$ 3,784,000	$ 3,711,000	$ 3,707,000
Expense arising from equity-settled share-based payments transactions						$ 6,309,000	$ 6,048,000	5,074,000
Number of other equity instruments forfeited in share-based payment arrangement | Integer							330,453
Management Incentive Plan 2 [Member]
IfrsStatementLineItems [Line Items]
Granted | Integer						13,536,960
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Extension of vesting period						5 years
Carrying amount of the liability						$ 146,000	$ 1,433,000
Compensation (benefit) recorded in the consolidated statement of operations						1,131,000	119,000	$ 4,365,000
Board Of Directors Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Additional cost incurred in share based payment arrangement						651,000	640,000
Additional cost incurred net of withheld taxes in share based payment arrangement						$ 460,000	$ 452,000
Share-based compensation arrangement by share-based payment award, award vesting period						5 years
Weighted average exercise price share | $ / shares						$ 0	$ 0	$ 33.80
Shares available to be exercised | Integer											3,388,251					4,781,769				5,945,417
Shares available to be forfeited | Integer						1,393,518
Treasury shares | Integer											588,205					370,860